LVIP Vanguard Bond Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.08%
Fixed Income Funds–99.95%
Vanguard Core Bond Fund	23,018,128	$414,326,299
Vanguard Intermediate-Term Bond ETF	2,018,533	154,559,072
Vanguard Long-Term Bond ETF	2,380,386	167,626,782
Vanguard Mortgage-Backed Securities ETF	3,500,338	162,100,653
Vanguard Short-Term Bond ETF	3,523,444	275,815,196
Vanguard Total International Bond ETF	4,128,039	201,530,865
		1,375,958,867
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	1,839,206	$1,839,206
		1,839,206
Total Investment Companies (Cost $1,515,527,934)		1,377,798,073

TOTAL INVESTMENTS–100.08% (Cost $1,515,527,934)	1,377,798,073
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,101,829)
NET ASSETS APPLICABLE TO 149,485,617 SHARES OUTSTANDING–100.00%	$1,376,696,244

Summary of Abbreviations:
ETF–Exchange-Traded Fund
LVIP Vanguard Bond Allocation Fund–1